NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6%
	Communications - 3.9%
23,383	Match Group, Inc.(a)	$729,550
17,999	Omnicom Group, Inc.	1,492,297
7,190	T-Mobile US, Inc.	1,917,645
7,520	VeriSign, Inc.(a)	1,909,102
15,124	Walt Disney Co. (The)	1,492,739
		7,541,333
	Consumer Discretionary - 7.2%
30,936	Amazon.com, Inc.(a)	5,885,884
160,628	Ford Motor Company	1,611,099
23,665	LKQ Corporation	1,006,709
20,535	MGM Resorts International(a)	608,657
22,004	NIKE, Inc., Class B	1,396,814
17,579	Starbucks Corp.	1,724,324
13,349	TJX Cos., Inc. (The)	1,625,908
		13,859,395
	Consumer Staples - 7.6%
30,486	Altria Group, Inc.	1,829,770
27,238	Coca-Cola Co. (The)	1,950,786
17,842	Colgate-Palmolive Company	1,671,795
19,966	McCormick & Company, Inc.	1,643,401
15,945	Molson Coors Brewing Company, Class B	970,572
27,282	Mondelez International, Inc., Class A	1,851,084
18,345	Procter & Gamble Co. (The)	3,126,354
18,383	Walmart, Inc.	1,613,844
		14,657,606
	Energy - 5.5%
13,170	Chevron Corp.	2,203,209
17,060	ConocoPhillips	1,791,641
65,782	Coterra Energy, Inc.	1,901,100
34,308	Exxon Mobil Corporation	4,080,251
4,652	First Solar, Inc.(a)	588,152
		10,564,353
	Financials - 12.4%
52,143	Bank of America Corporation	2,175,927

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Financials - 12.4% (Continued)
7,336	Berkshire Hathaway, Inc., Class B(a)	$3,907,007
9,192	Capital One Financial Corp.	1,648,126
6,224	Chubb Ltd.	1,879,585
24,227	Citigroup, Inc.	1,719,875
3,875	Everest Re Group Ltd.	1,407,904
28,254	Franklin Resources, Inc.	543,890
2,933	Goldman Sachs Group, Inc. (The)	1,602,268
9,533	JPMorgan Chase & Co.	2,338,445
6,878	Travelers Companies, Inc. (The)	1,818,956
36,934	Truist Financial Corporation	1,519,834
33,316	U.S. Bancorp	1,406,602
24,595	Wells Fargo & Co.	1,765,675
		23,734,094
	Health Care - 15.2%
6,221	Amgen, Inc.	1,938,153
14,391	Bio-Techne Corporation	843,744
13,908	Cardinal Health, Inc.	1,916,105
7,179	Cencora Incorporated	1,996,408
28,245	Centene Corporation(a)	1,714,754
4,612	Charles River Laboratories International, Inc.(a)	694,198
34,204	CVS Health Corporation	2,317,320
20,447	DexCom, Inc.(a)	1,396,326
4,521	Elevance Health Incorporated	1,966,454
18,683	Gilead Sciences, Inc.	2,093,429
5,221	HCA Healthcare, Inc.	1,804,117
6,074	Humana, Inc.	1,607,180
5,921	Incyte Corporation(a)	358,517
8,294	IQVIA Holdings, Inc.(a)	1,462,233
17,233	Merck & Co., Inc.	1,546,834
7,422	UnitedHealth Group, Inc.	3,887,273
9,529	Zoetis, Inc.	1,568,950
		29,111,995
	Industrials - 10.8%
49,348	CSX Corporation	1,452,312

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Industrials - 10.8% (Continued)
3,847	Deere & Company	$1,805,590
11,161	Jacobs Solutions, Inc.	1,349,253
20,171	Johnson Controls International PLC	1,615,899
7,447	L3Harris Technologies, Inc.	1,558,732
3,519	Northrop Grumman Corp.	1,801,763
8,013	Old Dominion Freight Line, Inc.	1,325,751
5,470	Rockwell Automation, Inc.	1,413,339
10,706	Rollins, Inc.	578,445
4,742	Snap-on, Inc.	1,598,101
48,837	Southwest Airlines Company	1,639,946
16,971	Textron, Inc.	1,226,155
7,406	Union Pacific Corporation	1,749,593
13,568	Xylem, Inc.	1,620,833
		20,735,712
	Materials - 3.1%
130,911	Amcor PLC(a)	1,269,837
6,600	Ecolab, Inc.	1,673,232
40,174	Freeport-McMoRan, Inc.	1,520,988
12,557	Nucor Corporation	1,511,109
		5,975,166
	Real Estate - 3.4%
8,660	American Tower Corp. REIT	1,884,416
9,009	Digital Realty Trust, Inc. REIT	1,290,900
10,587	Extra Space Storage, Inc. REIT	1,572,064
51,686	Invitation Homes, Inc REIT	1,801,256
		6,548,636
	Technology - 22.6%
13,587	Akamai Technologies, Inc.(a)	1,093,754
63,549	Apple, Inc.	14,116,140
5,611	Automatic Data Processing, Inc.	1,714,328
29,552	Cisco Systems, Inc.	1,823,654
21,099	CoStar Group, Inc.(a)	1,671,674
1,893	FactSet Research Systems, Inc.	860,634
20,544	Gen Digital, Inc.	545,238

NAA LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2025

Shares		Fair Value
	COMMON STOCKS — 97.6% (Continued)
	Technology - 22.6% (Continued)
82,200	Intel Corp.	1,866,761
26,907	Microchip Technology, Inc.	$1,302,568
17,528	Micron Technology, Inc.	1,523,008
27,857	Microsoft Corp.	10,457,239
9,743	NetApp, Inc.	855,825
7,613	NXP Semiconductors N.V.	1,446,927
24,484	ON Semiconductor Corp.(a)	996,254
18,421	PayPal Holdings, Inc.(a)	1,201,970
10,942	QUALCOMM, Inc.	1,680,801
		43,156,775
	Utilities - 5.9%
12,531	American Water Works Company, Inc.	1,848,573
15,657	Duke Energy Corporation	1,909,684
20,162	Edison International	1,187,945
20,837	Evergy, Inc.	1,436,711
45,247	Exelon Corp.	2,084,983
40,446	FirstEnergy Corporation	1,634,827
32,449	PPL Corporation	1,171,733
		11,274,456

	TOTAL COMMON STOCKS (Cost $181,118,939)	187,159,521

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 2.0%
	Equity - 2.0%
10,379	iShares Russell 1000 Value Index Fund(a)	1,952,913
10,059	iShares S&P 500 Value ETF(a)	1,917,044
		3,869,957

	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,868,321)	3,869,957

	TOTAL INVESTMENTS - 99.6% (Cost $184,987,260)	$191,029,478
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.4%	782,699
	NET ASSETS - 100.0%	$191,812,177

(a)	Non-income producing security.

ETF	- Exchange-Traded Fund

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust